DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.7%
Australia - 0.6%
BHP Group PLC
(Cost $2,852,197)	117,337	$3,641,819

Austria - 0.3%
Erste Group Bank AG	15,596	623,532
OMV AG	8,043	445,684
Raiffeisen Bank International AG	8,449	202,915
Verbund AG	3,739	409,476
voestalpine AG	6,523	295,758

(Cost $1,697,752)		1,977,365

Belgium - 1.2%
Ageas SA/NV	9,538	476,946
Anheuser-Busch InBev SA/NV	42,295	2,596,374
Elia Group SA/NV(a)	1,708	214,579
Etablissements Franz Colruyt NV	2,936	164,286
Groupe Bruxelles Lambert SA	6,237	715,078
KBC Group NV	13,677	1,152,079
Proximus SADP	8,266	162,066
Sofina SA	823	363,826
Solvay SA	4,102	537,380
UCB SA	6,853	783,923
Umicore SA	10,853	714,291

(Cost $9,140,039)		7,880,828

Chile - 0.1%
Antofagasta PLC
(Cost $353,450)	23,446	469,338

Denmark - 4.1%
A.P. Moller - Maersk A/S, Class A	174	471,039
A.P. Moller - Maersk A/S, Class B	320	907,942
Ambu A/S, Class B	8,819	278,788
Carlsberg A/S, Class B	5,703	995,594
Chr Hansen Holding A/S	5,659	522,214
Coloplast A/S, Class B	6,467	1,120,240
Danske Bank A/S	38,741	651,096
Demant A/S*	6,213	352,171
DSV PANALPINA A/S	11,153	2,842,172
Genmab A/S*	3,629	1,718,218
GN Store Nord AS	7,176	539,949
Novo Nordisk A/S, Class B	93,162	9,284,841
Novozymes A/S, Class B	11,511	929,916
Orsted AS, 144A	10,466	1,663,406
Pandora A/S	5,424	649,344
ROCKWOOL International A/S, Class B	424	224,380
Tryg A/S	20,900	517,506
Vestas Wind Systems A/S	56,572	2,284,186

(Cost $17,386,197)		25,953,002

Finland - 2.0%
Elisa OYJ	7,869	503,962
Fortum OYJ	24,764	752,056
Kesko OYJ, Class B	14,908	615,388
Kone OYJ, Class B	18,712	1,551,898
Neste OYJ	23,270	1,416,117
Nokia OYJ*	295,737	1,773,894
Nordea Bank Abp	181,721	2,135,726
Orion OYJ, Class B	6,062	247,156
Sampo OYJ, Class A	27,465	1,418,459
Stora Enso OYJ, Class R	33,129	648,366
UPM-Kymmene OYJ	29,060	1,181,384
Wartsila OYJ Abp	24,767	351,070

(Cost $10,944,812)		12,595,476

France - 16.6%
Accor SA*	9,836	338,660
Aeroports de Paris*	1,548	181,757
Air Liquide SA	26,220	4,700,240
Airbus SE*	32,614	4,455,493
Alstom SA(a)	17,489	751,666
Amundi SA, 144A	3,368	318,738
Arkema SA	3,390	449,909
Atos SE	5,544	287,766
AXA SA	106,724	2,996,625
BioMerieux	2,229	273,322
BNP Paribas SA	62,502	3,965,237
Bollore SA	49,764	294,382
Bouygues SA	12,634	528,531
Bureau Veritas SA	16,368	543,269
Capgemini SE	8,870	1,991,491
Carrefour SA	33,926	674,980
Cie de Saint-Gobain	27,724	2,009,611
Cie Generale des Etablissements Michelin SCA	9,277	1,501,222
CNP Assurances	9,542	163,311
Covivio REIT	2,810	267,158
Credit Agricole SA	63,901	921,259
Danone SA	36,180	2,643,060
Dassault Aviation SA	139	156,739
Dassault Systemes SE	37,294	2,127,107
Edenred	13,781	781,053
Eiffage SA	4,717	490,237
Electricite de France SA	26,428	358,076
Engie SA	101,013	1,446,998
EssilorLuxottica SA	15,861	3,113,700
Eurazeo SE	2,191	225,330
Faurecia SE	6,652	320,772
Gecina SA REIT	2,563	398,105
Getlink SE	24,678	396,722
Hermes International	1,752	2,574,467
Iliad SA	837	179,869
Ipsen SA	2,123	212,270
Kering SA	4,189	3,333,716

Klepierre SA REIT*	10,889	266,144
La Francaise des Jeux SAEM, 144A	5,833	301,734
Legrand SA	14,721	1,684,648
L’Oreal SA	13,958	6,531,390
LVMH Moet Hennessy Louis Vuitton SE	15,359	11,367,116
Orange SA(a)	110,319	1,253,094
Orpea SA	2,863	360,360
Pernod Ricard SA	11,590	2,435,229
Publicis Groupe SA	12,429	814,787
Remy Cointreau SA*	1,195	235,354
Renault SA*	10,760	399,569
Safran SA	18,819	2,361,156
Sanofi	62,581	6,474,469
Sartorius Stedim Biotech	1,555	943,005
Schneider Electric SE	29,804	5,324,415
SCOR SE	8,779	269,408
SEB SA	1,713	269,414
Societe Generale SA	44,650	1,405,002
Sodexo SA*	4,808	397,507
Suez SA	20,493	475,474
Teleperformance	3,205	1,416,845
Thales SA	5,919	600,623
TotalEnergies SE(a)	138,224	6,095,008
Ubisoft Entertainment SA*	5,157	328,326
Unibail-Rodamco-Westfield REIT*	6,883	603,032
Valeo	12,370	351,710
Veolia Environnement SA	30,461	1,044,837
Vinci SA	29,664	3,183,495
Vivendi SE(a)	39,445	1,505,295
Wendel SE	1,561	226,523
Worldline SA, 144A*	13,145	1,168,264

(Cost $92,385,560)		106,466,081

Germany - 12.9%
adidas AG	10,528	3,734,878
Allianz SE	22,810	5,359,115
BASF SE	50,814	3,931,114
Bayer AG	54,637	3,041,451
Bayerische Motoren Werke AG	18,631	1,768,025
Bechtle AG	4,476	323,550
Beiersdorf AG	5,458	662,177
Brenntag SE	8,637	871,330
Carl Zeiss Meditec AG	2,180	481,602
Commerzbank AG*	54,891	344,155
Continental AG*	6,022	809,315
Covestro AG, 144A	11,165	723,751
Daimler AG	47,477	4,003,700
Delivery Hero SE, 144A*	8,962	1,297,340
Deutsche Bank AG*(b)	114,648	1,425,183
Deutsche Boerse AG	10,389	1,792,183
Deutsche Lufthansa AG*	16,225	162,553
Deutsche Post AG	54,837	3,857,737
Deutsche Telekom AG	184,395	3,920,785
Deutsche Wohnen SE	19,259	1,195,219
E.ON SE	123,345	1,627,961
Evonik Industries AG	11,990	404,896
Fresenius Medical Care AG & Co. KGaA	11,212	861,037
Fresenius SE & Co. KGaA	22,974	1,194,926
GEA Group AG	8,304	383,472
Hannover Rueck SE	3,344	615,758
HeidelbergCement AG	8,316	722,688
HelloFresh SE*	9,090	979,711
Henkel AG & Co. KGaA	5,748	517,166
Infineon Technologies AG	71,900	3,061,775
KION Group AG	3,935	421,044
Knorr-Bremse AG	4,043	485,254
LANXESS AG	4,669	340,368
LEG Immobilien SE	4,077	649,880
Merck KGaA	7,150	1,698,605
MTU Aero Engines AG	2,954	677,881
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,722	2,256,190
Nemetschek SE	3,310	324,466
Puma SE	5,992	727,316
Rational AG	297	339,672
RWE AG	35,534	1,388,351
SAP SE	57,689	8,682,110
Scout24 AG, 144A	4,957	416,732
Siemens AG	42,318	7,037,356
Siemens Energy AG*	21,443	622,337
Siemens Healthineers AG, 144A	15,601	1,084,991
Symrise AG	7,015	998,926
TeamViewer AG, 144A*	8,413	280,229
Telefonica Deutschland Holding AG	58,432	163,998
Uniper SE	5,071	201,363
United Internet AG	5,105	220,675
Volkswagen AG	1,798	601,231
Vonovia SE	30,167	2,036,023
Zalando SE, 144A*	12,271	1,359,068

(Cost $78,446,856)		83,088,619

Ireland - 1.5%
CRH PLC	43,353	2,305,557
DCC PLC	5,294	449,809
Experian PLC	51,077	2,249,954
Flutter Entertainment PLC*	9,287	1,806,589
Kerry Group PLC, Class A	8,776	1,286,994
Kingspan Group PLC	8,620	985,034
Smurfit Kappa Group PLC	13,528	775,978

(Cost $7,342,921)		9,859,915

Italy - 3.1%
Amplifon SpA	6,794	355,215
Assicurazioni Generali SpA	60,660	1,236,953
Atlantia SpA*	26,422	495,265

Davide Campari-Milano NV	29,241	404,303
DiaSorin SpA	1,519	346,606
Enel SpA	451,993	4,118,495
Eni SpA	138,643	1,711,350
Ferrari NV	6,872	1,490,564
FinecoBank Banca Fineco SpA*	33,027	608,933
Infrastrutture Wireless Italiane SpA, 144A	18,478	219,706
Intesa Sanpaolo SpA	920,185	2,604,906
Mediobanca Banca di Credito Finanziario SpA*	35,010	412,554
Moncler SpA	11,356	726,747
Nexi SpA, 144A*	24,588	512,275
Poste Italiane SpA, 144A	29,431	399,112
Prysmian SpA	14,859	559,152
Recordati Industria Chimica e Farmaceutica SpA	5,704	374,197
Snam SpA	109,568	647,380
Telecom Italia SpA	574,896	260,188
Telecom Italia SpA-RSP	334,854	161,671
Terna - Rete Elettrica Nazionale	81,836	647,021
UniCredit SpA	120,291	1,501,013

(Cost $19,458,792)		19,793,606

Jordan - 0.1%
Hikma Pharmaceuticals PLC
(Cost $315,882)	9,710	338,818

Luxembourg - 0.5%
ArcelorMittal SA	39,038	1,308,844
Aroundtown SA	55,816	427,459
Eurofins Scientific SE	7,240	1,026,520
Tenaris SA	26,452	266,607

(Cost $2,350,847)		3,029,430

Netherlands - 9.3%
ABN AMRO Bank NV, 144A*	23,592	329,317
Adyen NV, 144A*	1,093	3,529,039
Aegon NV	98,995	490,230
Akzo Nobel NV	10,544	1,299,763
Argenx SE*	2,555	862,207
ASM International NV	2,615	1,014,607
ASML Holding NV	23,208	19,305,324
EXOR NV	5,914	492,997
Heineken Holding NV	6,371	590,521
Heineken NV	14,349	1,570,579
ING Groep NV	214,765	2,966,933
JDE Peet’s NV	3,993	137,199
Just Eat Takeaway.com NV, 144A*	9,887	895,636
Koninklijke Ahold Delhaize NV	57,853	1,951,617
Koninklijke DSM NV(a)	9,670	2,058,070
Koninklijke KPN NV	184,458	591,107
Koninklijke Philips NV	49,998	2,304,734
Koninklijke Vopak NV	3,720	161,069
NN Group NV	15,556	807,631
Prosus NV*	51,615	4,564,741
QIAGEN NV*	12,883	712,969
Randstad NV	6,643	488,664
Royal Dutch Shell PLC, Class A	226,592	4,459,867
Royal Dutch Shell PLC, Class B	205,040	4,033,981
Stellantis NV	112,349	2,246,135
Wolters Kluwer NV	14,607	1,680,225

(Cost $45,939,412)		59,545,162

Norway - 0.9%
Adevinta ASA*	16,497	332,056
DNB Bank ASA	50,961	1,076,164
Equinor ASA	53,331	1,133,205
Gjensidige Forsikring ASA	11,242	262,875
Mowi ASA	24,424	654,266
Norsk Hydro ASA	75,149	518,784
Orkla ASA	41,552	371,252
Schibsted ASA, Class A	3,842	205,042
Schibsted ASA, Class B	5,552	258,371
Telenor ASA	37,884	663,844
Yara International ASA	9,442	474,150

(Cost $5,512,770)		5,950,009

Poland - 0.0%
InPost SA*
(Cost $205,800)	10,998	214,267

Portugal - 0.2%
EDP - Energias de Portugal SA	151,203	830,536
Galp Energia SGPS SA	28,207	288,892
Jeronimo Martins SGPS SA	13,674	289,813

(Cost $1,325,776)		1,409,241

Spain - 3.6%
ACS Actividades de Construccion y Servicios SA	13,764	371,517
Aena SME SA, 144A*	4,116	657,068
Amadeus IT Group SA*	24,698	1,508,269
Banco Bilbao Vizcaya Argentaria SA*	368,893	2,416,111
Banco Santander SA*	959,350	3,542,687
CaixaBank SA	246,158	764,994
Cellnex Telecom SA, 144A*	28,323	1,939,660
EDP Renovaveis SA	15,872	422,045
Enagas SA	13,750	312,774
Endesa SA	17,702	425,558
Ferrovial SA	26,344	762,712
Grifols SA(a)	16,201	395,786
Iberdrola SA	328,357	4,068,995
Industria de Diseno Textil SA	60,190	2,054,617
Naturgy Energy Group SA(a)	15,307	394,008
Red Electrica Corp. SA	22,913	456,951
Repsol SA	82,454	944,856
Siemens Gamesa Renewable Energy SA*	12,951	383,980
Telefonica SA(a)	284,593	1,405,124

(Cost $27,555,288)		23,227,712

Sweden - 5.3%
Alfa Laval AB	17,161	696,029
Assa Abloy AB, Class B	55,041	1,759,128
Atlas Copco AB, Class A	37,101	2,546,933
Atlas Copco AB, Class B	21,578	1,248,253
Boliden AB	14,833	517,211
Electrolux AB, Series B	12,705	321,841
Embracer Group AB*	14,120	320,379
Epiroc AB, Class A	36,459	799,994
Epiroc AB, Class B	21,570	409,806
EQT AB	13,061	665,503
Essity AB, Class B	33,669	1,079,974
Evolution AB, 144A	9,358	1,507,786
Fastighets AB Balder, Class B*	5,817	415,777
H & M Hennes & Mauritz AB, Class B*(a)	40,488	811,501
Hexagon AB, Class B	108,882	1,886,315
Husqvarna AB, Class B	23,549	315,871
ICA Gruppen AB	5,448	271,028
Industrivarden AB, Class A	5,692	209,489
Industrivarden AB, Class C	8,953	312,078
Investment AB Latour, Class B	8,451	294,090
Investor AB, Class B	100,796	2,410,848
Kinnevik AB, Class B*	13,509	529,280
L E Lundbergforetagen AB, Class B	4,265	272,226
Lundin Energy AB	10,989	335,676
Nibe Industrier AB, Class B	78,470	1,093,922
Sandvik AB	62,988	1,605,822
Securitas AB, Class B	18,099	300,446
Sinch AB, 144A*	28,741	644,799
Skandinaviska Enskilda Banken AB, Class A	88,455	1,188,017
Skanska AB, Class B	18,807	541,580
SKF AB, Class B	20,676	527,116
Svenska Cellulosa AB SCA, Class B	33,545	591,837
Svenska Handelsbanken AB, Class A	80,838	909,228
Swedbank AB, Class A	49,239	950,721
Swedish Match AB	90,690	837,386
Tele2 AB, Class B	28,219	422,985
Telefonaktiebolaget LM Ericsson, Class B	159,889	1,895,445
Telia Co. AB	151,060	648,392
Volvo AB, Class A	11,016	255,184
Volvo AB, Class B	79,630	1,800,694

(Cost $26,890,428)		34,150,590

Switzerland - 15.7%
ABB Ltd.	95,960	3,554,423
Adecco Group AG	8,995	500,754
Alcon, Inc.	27,908	2,299,077
Baloise Holding AG	2,633	420,072
Banque Cantonale Vaudoise	1,730	146,788
Barry Callebaut AG	197	502,100
Chocoladefabriken Lindt & Spruengli AG	6	733,170
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	58	682,129
Cie Financiere Richemont SA, Class A	28,899	3,187,332
Clariant AG*	11,602	244,266
Coca-Cola HBC AG*	10,887	393,509
Credit Suisse Group AG	141,117	1,496,927
EMS-Chemie Holding AG	386	418,351
Geberit AG	2,046	1,709,636
Givaudan SA	511	2,564,068
Glencore PLC*	550,152	2,476,379
Holcim Ltd.*	28,729	1,637,624
Julius Baer Group Ltd.	12,080	825,780
Kuehne + Nagel International AG	2,992	1,094,861
Logitech International SA	9,520	973,467
Lonza Group AG	4,120	3,486,760
Nestle SA	159,388	20,144,763
Novartis AG	122,838	11,373,665
Partners Group Holding AG	1,268	2,248,684
Roche Holding AG	38,868	15,608,744
Roche Holding AG	1,756	786,197
Schindler Holding AG	1,124	350,548
Schindler Holding AG Participation Certificates	2,253	727,750
SGS SA	332	1,043,403
Sika AG	7,821	2,819,232
Sonova Holding AG	3,011	1,160,669
STMicroelectronics NV	37,606	1,674,672
Straumann Holding AG	579	1,119,116
Swatch Group AG - Bearer	1,671	471,146
Swatch Group AG - Registered	2,863	157,414
Swiss Life Holding AG	1,779	927,819
Swiss Prime Site AG	4,362	466,566
Swiss Re AG	16,739	1,540,189
Swisscom AG	1,424	835,662
Temenos AG	3,666	582,076
UBS Group AG	202,155	3,373,113
Vifor Pharma AG	2,505	356,704
Zurich Insurance Group AG	8,298	3,642,693

(Cost $80,108,448)		100,758,298

United Kingdom - 18.7%
3i Group PLC	53,168	977,687
Abrdn PLC	120,623	440,302
Admiral Group PLC	10,681	530,268
Anglo American PLC	71,302	3,008,529
Ashtead Group PLC	24,690	1,931,475
Associated British Foods PLC	19,335	526,338
AstraZeneca PLC	85,702	10,031,832
Auto Trader Group PLC, 144A	53,468	462,381
AVEVA Group PLC	6,665	378,997
Aviva PLC	222,978	1,238,815
BAE Systems PLC	182,534	1,426,440
Barclays PLC	952,514	2,421,386
Barratt Developments PLC	56,923	578,346

Berkeley Group Holdings PLC*	7,001	464,615
BP PLC	1,126,738	4,600,043
British American Tobacco PLC	120,600	4,524,874
British Land Co. PLC REIT	47,666	347,459
BT Group PLC*	489,612	1,142,998
Bunzl PLC	18,823	682,166
Burberry Group PLC	22,587	577,445
CNH Industrial NV	56,347	931,445
Coca-Cola Europacific Partners PLC	11,121	642,127
Compass Group PLC*	98,447	2,030,926
Croda International PLC	7,697	968,062
Diageo PLC	129,275	6,210,022
Direct Line Insurance Group PLC	72,233	306,867
Entain PLC*	32,015	850,827
Evraz PLC	30,226	245,348
Ferguson PLC	12,289	1,774,877
GlaxoSmithKline PLC	278,359	5,595,106
Halma PLC	21,164	873,793
Hargreaves Lansdown PLC	21,026	436,071
HSBC Holdings PLC	1,130,046	6,000,177
Imperial Brands PLC	51,479	1,091,011
Informa PLC*	80,674	588,957
InterContinental Hotels Group PLC*	10,136	645,631
Intertek Group PLC	9,126	661,221
J Sainsbury PLC	87,866	367,240
JD Sports Fashion PLC	29,479	409,143
Johnson Matthey PLC	10,293	415,908
Kingfisher PLC	115,057	554,126
Land Securities Group PLC REIT	39,366	383,728
Legal & General Group PLC	326,385	1,212,471
Lloyds Banking Group PLC	3,925,153	2,362,318
London Stock Exchange Group PLC	18,026	1,971,741
M&G PLC	144,681	409,765
Melrose Industries PLC	236,836	546,185
Mondi PLC	26,507	730,686
National Grid PLC	195,579	2,531,080
Natwest Group PLC	320,234	938,224
Next PLC	7,196	782,570
Ocado Group PLC*	26,382	730,142
Pearson PLC	41,032	433,025
Persimmon PLC	17,278	698,388
Phoenix Group Holdings PLC	37,431	320,814
Prudential PLC	145,013	3,020,475
Reckitt Benckiser Group PLC	39,619	3,017,106
RELX PLC	107,171	3,215,050
Rentokil Initial PLC	103,535	826,172
Rio Tinto PLC	61,981	4,586,252
Rolls-Royce Holdings PLC*	453,306	715,840
Sage Group PLC	60,794	620,351
Schroders PLC	6,921	359,680
Segro PLC REIT	65,309	1,152,906
Severn Trent PLC	13,820	524,792
Smith & Nephew PLC	49,956	958,115
Smiths Group PLC	20,953	415,545
Spirax-Sarco Engineering PLC	4,033	893,263
SSE PLC	57,153	1,282,767
St James’s Place PLC	29,832	660,334
Standard Chartered PLC	144,375	902,751
Taylor Wimpey PLC	202,768	509,881
Tesco PLC	426,030	1,494,485
Unilever PLC	145,267	8,080,691
United Utilities Group PLC	36,892	536,375
Vodafone Group PLC	1,546,945	2,593,868
Whitbread PLC*	11,275	497,286
Wm Morrison Supermarkets PLC	134,025	534,367
WPP PLC	68,401	924,989

(Cost $127,771,357)		120,265,759

TOTAL COMMON STOCKS (Cost $557,984,584)		620,615,335

PREFERRED STOCKS - 0.9%
Germany - 0.9%
Bayerische Motoren Werke AG	3,193	267,303
FUCHS PETROLUB SE	3,992	202,023
Henkel AG & Co. KGaA	10,008	977,735
Porsche Automobil Holding SE	8,470	857,683
Sartorius AG	1,452	956,664
Volkswagen AG	10,336	2,456,714

(Cost $5,226,016)		5,718,122

TOTAL PREFERRED STOCKS (Cost $5,226,016)		5,718,122

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	48,882	25,088

EXCHANGE-TRADED FUNDS - 0.1%
iShares Core MSCI Europe ETF(a)
(Cost $283,082)	5,500	326,150

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $1,505,816)	1,505,816	1,505,816

CASH EQUIVALENTS - 2.1%
DWS ESG Liquidity Fund “Capital Shares”, 0.08%(c)	640,472	640,408
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)	12,532,235	12,532,235

TOTAL CASH EQUIVALENTS (Cost $13,172,707)		13,172,643

TOTAL INVESTMENTS - 100.0% (Cost $578,172,205)		$641,363,154
Other assets and liabilities, net - 0.0%		265,325

NET ASSETS - 100.0%		$641,628,479

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG*(b)
1,491,094	184,945	—		—	(250,856)	—	—	114,648	1,425,183
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%,(c)(d)
14,135,967	—	(12,630,151)	(e)	—	—	119	—	1,505,816	1,505,816
CASH EQUIVALENTS — 2.1%
DWS ESG Liquidity Fund “Capital Shares”, 0.08%(c)
640,273	135	—		—	—	139	—	640,472	640,408
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
1,333,863	75,158,778	(63,960,406)		—	—	1,144	—	12,532,235	12,532,235

17,601,197	75,343,858	(76,590,557)		—	(250,856)	1,402	—	14,793,171	16,103,642

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $7,182,181, which is 1.1% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,835,751.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2021 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$97,034,191	15.5%
Industrials	93,754,226	15.0
Health Care	91,401,024	14.5
Consumer Staples	78,167,740	12.5
Consumer Discretionary	72,963,407	11.7
Information Technology	56,201,133	9.0
Materials	51,379,282	8.2
Utilities	26,781,354	4.3
Energy	25,892,356	4.1
Communication Services	24,174,377	3.8
Real Estate	8,609,455	1.4

Total	$626,358,545	100.0%

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(f)
AMSTERDAM Index Futures	EUR	9	$1,636,205	$1,673,502	9/17/2021	$37,297
CAC40 10 EURO Futures	EUR	35	2,805,924	2,759,770	9/17/2021	(46,154)
DAX Index Futures	EUR	5	2,300,719	2,331,984	9/17/2021	31,265
FTSE 100 Index Futures	GBP	31	2,989,410	3,024,556	9/17/2021	35,146
FTSE/MIB Index Futures	EUR	4	614,935	614,227	9/17/2021	(708)
IBEX 35 Index Futures	EUR	7	733,316	729,574	9/17/2021	(3,742)
OMXS30 Index Futures	SEK	35	962,885	954,652	9/17/2021	(8,233)
SWISS MKT IX Futures	CHF	20	2,627,853	2,710,565	9/17/2021	82,712

Total net unrealized appreciation						$127,583

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

As of August 31, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Citigroup Global Markets	9/3/2021	CHF	946,300	USD	1,028,777	$–	$(4,667)
Citigroup Global Markets	9/3/2021	CHF	27,123,200	USD	29,949,373	328,429	—
Citigroup Global Markets	9/3/2021	CHF	946,300	USD	1,047,412	13,968	—
JP Morgan & Chase Co.	9/3/2021	CHF	28,603,922	USD	31,584,312	346,289	—
RBC Capital Markets	9/3/2021	CHF	28,495,717	USD	31,465,597	345,744	—
Citigroup Global Markets	9/3/2021	DKK	53,100,100	USD	8,469,523	38,083	—
JP Morgan & Chase Co.	9/3/2021	DKK	1,760,100	USD	277,825	—	(1,651)
JP Morgan & Chase Co.	9/3/2021	DKK	1,760,100	USD	280,906	1,431	—
JP Morgan & Chase Co.	9/3/2021	DKK	48,019,642	USD	7,658,788	34,042	—
RBC Capital Markets	9/3/2021	DKK	5,828,000	USD	929,531	4,138	—
RBC Capital Markets	9/3/2021	DKK	49,700,700	USD	7,927,157	35,486	—
Citigroup Global Markets	9/3/2021	EUR	3,109,000	USD	3,688,801	17,612	—
Citigroup Global Markets	9/3/2021	EUR	76,715,800	USD	91,021,762	433,729	—
Citigroup Global Markets	9/3/2021	EUR	2,959,000	USD	3,511,564	17,499	—
JP Morgan & Chase Co.	9/3/2021	EUR	2,959,000	USD	3,473,975	—	(20,090)
JP Morgan & Chase Co.	9/3/2021	EUR	81,706,423	USD	96,941,648	460,556	—
RBC Capital Markets	9/3/2021	EUR	101,818,573	USD	120,805,395	575,348	—
Citigroup Global Markets	9/3/2021	GBP	32,777,054	USD	45,574,035	510,055	—
JP Morgan & Chase Co.	9/3/2021	GBP	1,101,000	USD	1,532,330	18,605	—
JP Morgan & Chase Co.	9/3/2021	GBP	32,694,150	USD	45,459,189	509,190	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
RBC Capital Markets	9/3/2021	GBP	1,101,000	USD	1,524,787	$11,062	$—
RBC Capital Markets	9/3/2021	GBP	31,178,520	USD	43,351,331	485,117	—
RBC Capital Markets	9/3/2021	GBP	1,337,000	USD	1,858,937	20,744	—
Citigroup Global Markets	9/3/2021	NOK	18,668,700	USD	2,113,302	—	(33,952)
JP Morgan & Chase Co.	9/3/2021	NOK	15,995,091	USD	1,810,633	—	(29,105)
RBC Capital Markets	9/3/2021	NOK	14,576,700	USD	1,650,077	—	(26,520)
Citigroup Global Markets	9/3/2021	SEK	18,938,000	USD	2,201,526	6,898	—
Citigroup Global Markets	9/3/2021	SEK	88,690,350	USD	10,310,314	32,442	—
JP Morgan & Chase Co.	9/3/2021	SEK	106,085,936	USD	12,332,240	38,483	—
RBC Capital Markets	9/3/2021	SEK	3,517,400	USD	409,127	1,513	—
RBC Capital Markets	9/3/2021	SEK	99,335,900	USD	11,547,866	36,336	—
RBC Capital Markets	9/3/2021	SEK	3,517,400	USD	403,946	—	(3,667)
RBC Capital Markets	9/3/2021	USD	31,107,944	CHF	28,495,717	11,909	—
Citigroup Global Markets	9/3/2021	USD	31,674,909	CHF	29,015,800	12,922	—
JP Morgan & Chase Co.	9/3/2021	USD	31,225,285	CHF	28,603,922	12,738	—
Citigroup Global Markets	9/3/2021	USD	8,428,788	DKK	53,100,100	2,653	—
JP Morgan & Chase Co.	9/3/2021	USD	8,181,122	DKK	51,539,842	2,575	—
RBC Capital Markets	9/3/2021	USD	8,814,429	DKK	55,528,700	2,634	—
Citigroup Global Markets	9/3/2021	USD	97,722,137	EUR	82,783,800	31,150	—
JP Morgan & Chase Co.	9/3/2021	USD	99,943,299	EUR	84,665,423	31,858	—
RBC Capital Markets	9/3/2021	USD	120,193,975	EUR	101,818,573	36,073	—
Citigroup Global Markets	9/3/2021	USD	45,109,421	GBP	32,777,054	—	(45,440)
JP Morgan & Chase Co.	9/3/2021	USD	46,510,677	GBP	33,795,150	—	(46,953)
RBC Capital Markets	9/3/2021	USD	46,264,837	GBP	33,616,520	—	(46,705)
Citigroup Global Markets	9/3/2021	USD	2,144,509	NOK	18,668,700	2,746	—
JP Morgan & Chase Co.	9/3/2021	USD	1,837,386	NOK	15,995,091	2,352	—
RBC Capital Markets	9/3/2021	USD	1,674,465	NOK	14,576,700	2,131	—
Citigroup Global Markets	9/3/2021	USD	12,458,932	SEK	107,628,350	13,568	—
JP Morgan & Chase Co.	9/3/2021	USD	12,280,384	SEK	106,085,936	13,374	—
RBC Capital Markets	9/3/2021	USD	12,313,454	SEK	106,370,700	13,303	—
Citigroup Global Markets	10/5/2021	CHF	29,015,800	USD	31,699,131	—	(15,334)
Citigroup Global Markets	10/5/2021	CHF	3,376,000	USD	3,688,356	—	(1,635)
JP Morgan & Chase Co.	10/5/2021	CHF	28,603,922	USD	31,249,847	—	(14,433)
RBC Capital Markets	10/5/2021	CHF	28,495,717	USD	31,132,040	—	(13,970)
Citigroup Global Markets	10/5/2021	DKK	53,100,100	USD	8,432,804	—	(3,346)
Citigroup Global Markets	10/5/2021	DKK	7,676,000	USD	1,219,097	—	(409)
JP Morgan & Chase Co.	10/5/2021	DKK	51,539,842	USD	8,185,085	—	(3,183)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
RBC Capital Markets	10/5/2021	DKK	55,528,700	USD	8,818,769	$—	$(3,219)
Citigroup Global Markets	10/5/2021	EUR	8,212,000	USD	9,699,973	—	(3,413)
Citigroup Global Markets	10/5/2021	EUR	82,783,800	USD	97,781,327	—	(36,892)
JP Morgan & Chase Co.	10/5/2021	EUR	84,665,423	USD	100,004,935	—	(36,630)
RBC Capital Markets	10/5/2021	EUR	101,818,573	USD	120,267,080	—	(42,829)
Citigroup Global Markets	10/5/2021	GBP	1,771,000	USD	2,437,502	2,401	—
Citigroup Global Markets	10/5/2021	GBP	32,777,054	USD	45,112,207	44,208	—
JP Morgan & Chase Co.	10/5/2021	GBP	33,795,150	USD	46,513,955	46,088	—
RBC Capital Markets	10/5/2021	GBP	33,616,520	USD	46,268,097	45,845	—
Citigroup Global Markets	10/5/2021	NOK	18,668,700	USD	2,144,553	—	(2,710)
JP Morgan & Chase Co.	10/5/2021	NOK	15,995,091	USD	1,837,395	—	(2,351)
RBC Capital Markets	10/5/2021	NOK	14,576,700	USD	1,674,500	—	(2,104)
RBC Capital Markets	10/5/2021	NOK	3,864,000	USD	444,382	—	(53)
Citigroup Global Markets	10/5/2021	SEK	107,628,350	USD	12,461,384	—	(14,099)
JP Morgan & Chase Co.	10/5/2021	SEK	106,085,936	USD	12,282,979	—	(13,719)
RBC Capital Markets	10/5/2021	SEK	106,370,700	USD	12,316,056	—	(13,649)

Total unrealized appreciation (depreciation)						$4,653,327	$(482,728)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2021.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$620,615,335	$—	$—	$620,615,335
Preferred Stocks	5,718,122	—	—	5,718,122
Warrants	25,088	—	—	25,088
Exchange-Traded Funds	326,150	—	—	326,150
Short-Term Investments(h)	14,678,459	—	—	14,678,459
Derivatives(i)
Forward Foreign Currency Contracts	—	4,653,327	—	4,653,327
Futures Contracts	186,420	—	—	186,420

TOTAL	$641,549,574	$4,653,327	$—	$646,202,901

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Forward Foreign Currency Contracts	$—	$(482,728)	$—	$(482,728)
Futures Contracts	(58,837)	—	—	(58,837)

TOTAL	$(58,837)	$(482,728)	$—	$(541,565)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.